Business Combination Disclosure: Schedule of consideration paid, GeaBubble (Details) - Acquisition of GearBubble Tech	12 Months Ended
Dec. 31, 2021 USD ($)
Cash paid for acquisition	$ 2,000,000
Promissory note given for acquisition	1,162,000
Fair value of total consideration transferred	$ 3,162,000